FRANKLIN TEMPLETON INVESTMENTS
                             ONE FRANKLIN PARKWAY
                           SAN MATEO, CA 94403-1906




December 2, 2009


Filed Via EDGAR (CIK #0000893226)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

      RE:  Franklin Strategic Mortgage Portfolio (Registrant)
           File Nos. 033-53414 and 811-07288

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The filing has been made in order to bring the financial statements and other information up to date as required by the federal securities laws and to comply with the amendments to Form N-1A requiring a summary section at the front of the statutory prospectus.

Pursuant to Rule 485(a) under the 1933 Act, the Amendment will become effective on February 1, 2010.

Please direct any comments or questions regarding this filing to Kristin Ives, Esq., at (215)564-8037.

Sincerely yours,

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO


/S/ DAVID P. GOSS
David P. Goss
Senior Associate General Counsel